Financial instruments by category (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Interest income	$ 825	$ 998	$ 1,274
Interest expense	(11,909)	(17,614)	(22,658)
Interest expense on lease liabilities	(222)	(259)	(341)
Foreign exchange gains, net	6,762	31,056	24,818
Dividend income	0	0	2
Gain/Loss from repurchase of negotiable obligations	199	3,148	(336)
Fair value gain on financial assets at fair value through profit or loss	7,407	3,134	18,799
Interest and discount generated by operating credits	661	276	342
Gain on derivative financial instruments, net	46	70	(1,597)
Other finance costs	(1,895)	(996)	(3,061)
Total financial instruments	1,874	19,813	17,242
Financial Assets And Liabilities At Amortised Cost Category [Member]
Statement [Line Items]
Interest income	825	998	1,274
Interest expense	(11,909)	(17,614)	(22,658)
Interest expense on lease liabilities	(222)	(259)	(341)
Foreign exchange gains, net	6,762	31,056	24,818
Dividend income			2
Gain/Loss from repurchase of negotiable obligations	199	3,148	(336)
Fair value gain on financial assets at fair value through profit or loss	0	0	0
Interest and discount generated by operating credits	661	276	342
Gain on derivative financial instruments, net	0	0	0
Other finance costs	(1,895)	(996)	(3,061)
Total financial instruments	(5,579)	16,609	40
Financial Assets And Liabilities At Fair Value Through Profit Or Loss Category [Member]
Statement [Line Items]
Interest income	0	0	0
Interest expense	0	0	0
Interest expense on lease liabilities	0		0
Foreign exchange gains, net	0	0	0
Dividend income			0
Gain/Loss from repurchase of negotiable obligations	0		0
Fair value gain on financial assets at fair value through profit or loss	7,407	3,134	18,799
Interest and discount generated by operating credits	0	0	0
Gain on derivative financial instruments, net	46	70	(1,597)
Other finance costs	0	0	0
Total financial instruments	$ 7,453	$ 3,204	$ 17,202